SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023
SUBSEQUENT EVENTS

NOTE 17. SUBSEQUENT EVENTS

On April 11, 2024, HCMC filed Amendment No. 1 on Form 8-K/A to the Form 8-K filed on January 23, 2024, which terminated the existing obligation for institutional investors to purchase HCWC’s Class A common stock in the IPO and replaced the Bridge Shares with Bridge Warrants. The Bridge Warrants will entitle the holders thereof to purchase 188,889 shares of HCWC’s Class A common stock (the “Bridge Warrant Shares”) at a nominal exercise price of $0.01 per share at any time on or after HCWC’s registration statement on Form S-1 for the initial registration of the Class A common stock (the “IPO”) is declared effective by the United State Securities and Exchange Commission (the “Commission”).

On May 16, 2024, the Company secured a $5,000,000 revolving credit facility from a long-standing, key investor, to continue its expansion plans and fund any working capital needs.

On May 24, 2024, the Company filed Amendment No. 3 to its registration statement on Form S-1 with the Commission with respect to the Spin-Off.

On May 24, 2024, the Company filed Amendment No. 4 to its registration statement on Form S-1 with the Commission with respect to the IPO.

NOTE 18. SUBSEQUENT EVENTS

In connection with the spin off, on January 18, 2024, the Company entered into Securities Purchase Agreement with institutional investors whereby the Company issued a total of approximately $1.9 million in unsecured promissory notes (the “Notes). The notes were issued at a 10% original issue discount and accrue interest at a rate of 10% per annum. All principal and accrued interest on the Notes shall be due and payable upon the earlier of (1) the closing of the Potential initial public offering (“IPO”), (2) the one-year anniversary of issuance or (3) the time at which the balance is due and payable upon an event of default. The investors agree to acquire $1,700,000 of Class A common stock in the IPO, and the Company will issue 188,889 shares of Class A common stock (assuming an IPO offering price of $10 per share) to institutional investors upon IPO.

On February 13, 2024, the Company filed Amendment No. 2 to its registration statement on Form S-1 with the Commission with respect to the Spin-Off.

On February 13, 2024, the Company filed Amendment No. 3 to its registration statement on Form S-1 with the Commission with respect to the IPO.

On February 9, 2024, in order to maximize profitability and improve operation efficiency, management made the decision to close the Saugerties store. The building where the store is located is owned by the Company, and it is currently for sale. At the time of these consolidated carve-out financial statements are issued, no sales agreement has been signed.

On April 8, 2024, HCWC and the institutional investors entered into an amendment to the January 18, 2024, agreement whereby HCWC agrees to issue warrants in lieu of the Class A common stock shares. The warrants will be issued in the same aggregate amount as the Class A common stock, $1,888,889. The parties also agreed to terminate any existing obligations of the institutional investors to acquire HCWC Class A common stock as part of the IPO transaction. Further, the parties agreed to extend the date to August 1, 2024 as the date when the HCWC spin-off transaction must be completed in order to require the institutional investors to acquire the Series A Convertible Preferred Stock.

On May 16, 2024, the Company secured a $5,000,000 revolving credit facility from a long-standing, key investor, to continue its expansion plans and fund any working capital needs.

Greens Natural Foods, Inc. [Member]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, the Company has analyzed its operations subsequent to September 30, 2022, and through December 19, 2023, the date of this report being issued and has determined that the only material subsequent event is the company sales.

On October 14, 2022, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Healthy Choice Markets IV, LLC (“HCM V”), wholly owned subsidiary of Healthier Choices Management Corp. Pursuant to the Purchase Agreement, the Company sold certain assets and certain liabilities of an organic and natural health food and vitamin chain with eight store locations in New York and northern and central New Jersey (the “Stores”).

The cash purchase price under the Asset Purchase Agreement was $5,142,000, with $3,000,000 seller financing in the form of promissory note. The Company assigned all lease obligations for the Stores to HCM V. The transaction was closed on October 14, 2022.